Net Income (Loss) Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
The numerators and denominators of the basic and diluted net loss per share are computed as follows (in thousands, except per share, unit and per unit data):

	Three Months Ended March 31,
Basic and diluted net loss per share	2022	2021
Numerator:
Net loss	$(18,825)	$(2,437)
Denominator:
Weighted average Shares outstanding—basic and diluted	131,882,556	105,000,000

Basic and diluted net loss per Share	$(0.14)	$(0.02)

The numerators and denominators of the basic and diluted net income (loss) per share are computed as follows (in thousands, except per share, unit and per unit data):

	Successor
Basic and diluted net income (loss) per share	Year Ended December 31, 2021	Period from May 22, 2020 through December 31, 2020
Numerator:
Net income (loss)	$(123,552)	$(7,838)
Denominator:
Weighted average Shares outstanding—basic and diluted	107,009,834	105,000,000

Basic and diluted net loss per Share	$(1.15)	$(0.07)